Financial Assets and Liabilities - Financial Liabilities (Details) - Level 3 - GBP (£) £ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial liabilities [line items]
Total financial liabilities	£ 158,236	£ 117,416
Lease liabilities
Disclosure of financial liabilities [line items]
Total financial liabilities	63,685	53,365
Lease liabilities | Current lease liabilities
Disclosure of financial liabilities [line items]
Total financial liabilities	13,543	11,132
Lease liabilities | Non-current lease liabilities
Disclosure of financial liabilities [line items]
Total financial liabilities	50,142	42,233
At amortised cost
Disclosure of financial liabilities [line items]
Total financial liabilities	78,839	58,735
At amortised cost | Trade and other payables
Disclosure of financial liabilities [line items]
Total financial liabilities	78,634	58,599
At amortised cost | Other liabilities
Disclosure of financial liabilities [line items]
Total financial liabilities	205	136
At fair value through profit or loss
Disclosure of financial liabilities [line items]
Total financial liabilities	15,712	5,316
At fair value through profit or loss | Contingent consideration
Disclosure of financial liabilities [line items]
Total financial liabilities	5,718	1,409
At fair value through profit or loss | Deferred consideration
Disclosure of financial liabilities [line items]
Total financial liabilities	£ 9,994	£ 3,907